S000036785 [Member] Expense Example - Variable Portfolio - Managed Volatility Moderate Growth Fund	Dec. 31, 2025 USD ($)
Variable Portfolio - Managed Volatility Moderate Growth Fund Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
Variable Portfolio - Managed Volatility Moderate Growth Fund Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	$ 906